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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2002


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    BOURGEON CAPITAL MANAGEMENT, LLC
Address: 605 THIRD AVENUE
         19TH FLOOR
         NEW YORK, NY  10158

Form 13F File Number: 28-6175

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         JOHN A. ZARO, III
Title:        PRESIDENT
Phone:        212-476-9035

Signature, Place, and Date of Signing:

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
           /s/ John A. Zaro              NEW YORK, NEW YORK       OCTOBER 10, 2002
           ------------------            ------------------       --------------
             [Signature]                   [City, State]              [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

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
Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total:            $50,534
                                                   -------
                                                  (thousands)

List of Other Included Managers:                      NONE
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
                                                                                            Voting Authority
                                                                                            --------------------------
                                                       Value    Shares/ Sh/  Put/  Invstmt  Other
Name of Issuer       Title of class   CUSIP           (x$1000) Prn Amt  Prn  Call  Dscretn  Managers     Sole     Shared   None
-------------------- ---------------- ---------       -------- -------- --- ----  -------  ------------ -------- -------- --------
ABBOTT LABS          COM              002824100           236      5850 SH         Sole                     5850
AGILENT TECHNOLOGIES
  INC                COM              00846U101           457     34972 SH         Sole                    34972
ALCOA INC            COM              013817101           337     17472 SH         Sole                    17472
AMER INTL GROUP INC  COM              026874107          2319     42387 SH         Sole                    42387
AOL TIME WARNER INC. COM              00184a105          1175    100400 SH         Sole                   100400
AT&T CORP            COM              001957109          1143     95137 SH         Sole                    95137
AUTOMATIC DATA
 PROCESSING INC      COM              053015103           504     14500 SH         Sole                    14500
AVAYA INC.           COM              053499109           232    161991 SH         Sole                   161991
BEA SYS INC          COM              073325102           257     49566 SH         Sole                    49566
BERKSHIRE HATHAWAY
 CLB                 COM              084670207          2423       983 SH         Sole                      983
BP PLC     SPON ADR  COM              055622104          2170     54378 SH         Sole                    54378
BRISTOL MYERS SQUIBB
 CO                  COM              110122108          1527     64152 SH         Sole                    64152
CISCO SYS INC        COM              17275R102           340     32429 SH         Sole                    32429
CITIGROUP INC        COM              172967101          1448     48837 SH         Sole                    48837
COCA COLA CO         COM              191216100          1622  33820.74 SH         Sole                 33820.74
COLGATE-PALMOLIVE CO COM              194162103           243      4500 SH         Sole                     4500
COMCAST CORP SPL CL
 A                   COM              200300200           719     34450 SH         Sole                    34450
DOW CHEMICAL CO      COM              260543103           436     15950 SH         Sole                    15950
E.I. DU PONT DE
 NEMOURS AND CO      COM              263534109          1086     30100 SH         Sole                    30100
EXXON MOBIL CORP
 COM                 COM              30231G102          1755     55000 SH         Sole                    55000
GENENTECH INC.       COM              368710406          1015     31100 SH         Sole                    31100
GENERAL ELECTRIC     COM              369604103          1972  80015.47 SH         Sole                 80015.47
GENERAL MOTORS NEW
 CL H                COM              370442832           811     88650 SH         Sole                    88650
GILEAD SCIENCES INC  COM              375558103           436     13000 SH         Sole                    13000
GUIDANT CORP         COM              401698105           808     25000 SH         Sole                    25000
HEWLETT-PACKARD CO.  COM              428236103           212     18200 SH         Sole                    18200
HOME DEPOT INC       COM              437076102           962     36850 SH         Sole                    36850
INTEL CORP           COM              458140100           866  62337.29 SH         Sole                 62337.29
INTL BUSINESS MACH   COM              459200101           971  16656.48 SH         Sole                 16656.48
INTUIT COM           COM              461202103           273      6000 SH         Sole                     6000
J P MORGAN CHASE AND
 CO                  COM              46625H100          1104     58150 SH         Sole                    58150
JOHNSON & JOHNSON    COM              478160104          1453  26870.48 SH         Sole                 26870.48
KONINKLIJKE PHILIPS
 ELECTRS NV          COM              500472303           466     32083 SH         Sole                    32083
KRAFT FOODS INC VA
 CL A                COM              50075N104           893     24500 SH         Sole                    24500
LIBERTY MEDIA CORP
 NEW SERI            COM              530718105          1536    213888 SH         Sole                   213888
MANOR CARE INCNEW
 $0.01               COM              564055101           773     34400 SH         Sole                    34400
MERCK & CO.INC.      COM              589331107           296      6482 SH         Sole                     6482
MICROSOFT CORP       COM              594918104          1343     30693 SH         Sole                    30693
MOTOROLA INC.        COM              620076109           203     19950 SH         Sole                    19950
NORFOLK SOUTHERN
 CORP                COM              655844108           579     28700 SH         Sole                    28700
PFIZER INC.          COM              717081103           873     30088 SH         Sole                    30088
PROCTER GAMBLE       COM              742718109          1365     15270 SH         Sole                    15270
QWEST COMMUNICATIONS
 COM                 COM              749121109            34     15000 SH         Sole                    15000
READERS D ASSN A NON
 VTG                 COM              755267101          1428     91250 SH         Sole                    91250
ROYAL DUTCH
 PETROLEUM CO        COM              780257804          1901     47320 SH         Sole                    47320
SAFEWAY INC  NEW     COM              786514208           938     42050 SH         Sole                    42050
SBC COMMUNICATIONS
 INC                 COM              78387g103           974     48450 SH         Sole                    48450
SCHERING-PLOUGH CORP COM              806605101           591     27700 SH         Sole                    27700
UTS MOTOROLA INC     COM              620076208          1420     39200 SH         Sole                    39200
WYETH                COM              983024100          1655     52040 SH         Sole                    52040
CITIGROUP CAPITAL
 VIII                PFD              17306r204           467     18500 SH         Sole                    18500


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
COMPASS CAP III      PFD              20450a209           251     10000 SH         Sole                    10000
MORGAN ST CAP TR II
 7.25% 7/31          PFD              61747N109           321     12500 SH         Sole                    12500
RENAISSANCE RE 8.10%
CV PFD               PFD              g7496g202           430     16750 SH         Sole                    16750
W.R. BERKLEY 8.125%  PFD              21988g536           489     51700 SH         Sole                    51700
REPORT SUMMARY                        55 DATA RECORDS   50534           0       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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